Related Party Balances and Transactions - Schedule of Outstanding Balances (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Amounts paid to HDSI for services of KMP employed by HDSI	[1]	$ 3,306	$ 2,274	[2]
Amounts paid and payable to KMP	[3]	2,438	2,262	[2]
Bonuses paid to KMP	[4]	1,660		[2]
Compensation gross		7,404	4,536
Share-based compensation	[5]	4,650	2,428	[2]
Total compensation		12,054	6,964	[2]
Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Services rendered by HDSI		5,219	3,584
Technical		2,329	1,157
Engineering		741	83
Environmental		736	375
Socioeconomic		699	660
Other technical services		153	39
General and administrative		2,890	2,427
Management, corporate communications, secretarial, financial and administration		2,225	1,908
Shareholder communication		665	519
Reimbursement of third party expenses		658	499
Conferences and travel		309	175
Insurance		62	54
Office supplies and information technology		287	270
Total value of transactions with HDSI		$ 5,877	$ 4,083

[1]	The Group's Chairman, CEO, CFO and senior management (other than disclosed in 2 below) are employed by the Group through Hunter Dickinson Services Inc. (refer (b)).
[2]	In the year ended December 31, 2016, the amounts paid and payable to KMP have been revised to correct for a non-material disclosure omission. This omission had no effect on the Statement of Loss and Comprehensive Loss and loss and diluted loss per share.
[3]	Represents short term employee benefits, including salaries and director’s fees paid and payable to the Group’s independent directors, PLP CEO, PMC Chair and PLP EVP, SVP and VP.
[4]	Performance bonuses were paid to the PLP CEO for the 2015 and 2016 fiscal years, incentive bonuses were paid or payable to the SVP, Corporate Development, VP, Engineering (payable to HDSI) and the PLP VP Permitting. In addition, the Group’s CEO and CFO were paid an incentive bonus/compensation for 2016.
[5]	Includes cost of DSUs, RSUs and share purchase options issued during the period.